Summary of significant accounting policies - Past due days credit quality (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
2022	¥ 1,529,673	¥ 2,295,454
2023	5,135,023,133	3,914,576,925
Total	5,136,552,806	3,916,872,379
Not past-due
Financing Receivable, Past Due [Line Items]
2022	25,330	13,720
2023	5,065,782,330	3,880,169,580
Total	5,065,807,660	3,880,183,300
1 - 30 Days
Financing Receivable, Past Due [Line Items]
2022	510,844	915,986
2023	46,127,552	23,602,028
Total	46,638,396	24,518,014
30 - 60 Days
Financing Receivable, Past Due [Line Items]
2022	993,499	1,365,748
2023	23,113,251	10,805,317
Total	¥ 24,106,750	¥ 12,171,065